Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Depreciation expense	$ 420	$ 420	$ 1,000	$ 15,000